Consolidated Statements of Operations $ in Millions	12 Months Ended
	Dec. 31, 2024 GBP (£) £ / shares shares	Dec. 31, 2023 GBP (£) £ / shares shares	Dec. 31, 2022 GBP (£) £ / shares shares
Income Statement [Abstract]
Revenue			£ 3,844,532
Operating expenses:
Research and development expenses	5,367,046	7,771,391	7,592,470
Administrative expenses	7,400,624	6,467,932	7,030,972
Administrative expenses – costs related to preparing for listing			1,305,087
Total operating expenses	12,767,670	14,239,323	15,928,529
Loss from operations	(12,767,670)	(14,239,323)	(12,083,997)
Other income (expense):
Loss on modification of convertible loan		(645,845)	(140,344)
Change in fair value of derivative liability	13,437	8,052,581	16,064,945
Interest expense		(83,025)	(6,753,231)
Other expense, net	(51,768)	(80,070)	(120,974)
Total other (expense) income, net	(38,331)	7,243,641	9,050,396
Net loss before income taxes	(12,806,001)	(6,995,682)	(3,033,601)
Income tax credit	651,971	1,088,729	1,720,000
Net loss	£ (12,154,030)	£ (5,906,953)	£ (1,313,601)
Weighted-average ordinary shares outstanding, basic | shares	377,472,894	6,178,423	687,199
Weighted-average ordinary shares outstanding, diluted | shares	377,472,894	6,178,423	687,199
Basic net loss per share | £ / shares	£ (0.03)	£ (0.96)	£ (1.91)
Diluted net loss per share | £ / shares	£ (0.03)	£ (0.96)	£ (1.91)